Accrued Expenses (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Payroll and employee related expenses	$ 1,402	$ 4,390	$ 4,242
Accrued patent fees	689	472	696
Accrued external research and development costs	3,467	4,896	7,274
Accrued professional and consulting services	1,871	4,331	985
Accrued, Property And equipment	2,877	128
Other	309	516
Accrued expenses	$ 10,615	$ 14,733	$ 14,084